Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Dec. 01, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Number of Branches		22
Servicing Asset at Fair Value, Amount, Ending Balance		$ 94,800,000	$ 105,900,000
Goodwill, Impairment Loss		0	0
Mortgage Loans in Process of Foreclosure, Amount		68,000	1,000,000.0
Other Real Estate, Ending Balance		5,821,000	6,992,000
Impairment of Real Estate		$ 1,200,000	$ 0
Treasury Stock, Shares, Total (in shares) | shares		1,671,231	1,441,811
Treasury Stock, Shares, Acquired (in shares) | shares		229,420	512,449
Commercial Real Estate Portfolio Segment [Member]
Other Real Estate, Ending Balance		$ 5,800,000	$ 7,000,000.0
Residential Portfolio Segment [Member]
Other Real Estate, Ending Balance		$ 28,000
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		40 years
LBSI Insurance, LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Liberty Bancshares Inc [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Number of Branches	6
Business Combination, Amount Shares Issued to Acquiree's Shareholders Per Share (in shares) | shares	2.752
Stock Issued During Period, Shares, Acquisitions (in shares) | shares	2,600,000
Business Combination, Consideration Transferred, Total	$ 73,265,000
Goodwill, Impairment Loss		$ 0
Liberty Bancshares Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years